ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts Payable Disclosure [Line Items]
Payable to third-party suppliers	$ 2,067	$ 1,867
Accounts payable	$ 2,067	$ 1,867